Schedule of Investments (unaudited)	iShares® MSCI KLD 400 Social ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.0%
Spirit AeroSystems Holdings Inc., Class A	15,665	$530,574
Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.	19,719	1,687,158
Echo Global Logistics Inc.(a)	3,456	90,996
Expeditors International of Washington Inc.	24,652	2,206,847
United Parcel Service Inc., Class B	103,757	16,082,335
		20,067,336
Airlines — 0.1%
Delta Air Lines Inc.	23,677	898,779
Southwest Airlines Co.	21,824	958,946
		1,857,725
Auto Components — 0.3%
Aptiv PLC	39,706	5,304,722
Autoliv Inc.	12,105	1,073,834
BorgWarner Inc.	36,099	1,515,797
		7,894,353
Automobiles — 3.4%
Harley-Davidson Inc.	22,248	891,923
Tesla Inc.(a)	109,442	86,845,510
		87,737,433
Banks — 1.6%
Bank of Hawaii Corp.	5,849	457,333
Cathay General Bancorp.	11,173	377,871
CIT Group Inc.	14,268	526,489
Citizens Financial Group Inc.	62,602	2,281,217
Comerica Inc.	20,355	1,164,306
First Republic Bank/CA	25,059	3,633,304
Heartland Financial USA Inc.	4,492	191,629
International Bancshares Corp	7,980	301,724
KeyCorp.	143,707	2,422,900
M&T Bank Corp.	18,782	2,488,052
Old National Bancorp./IN	23,338	391,845
People’s United Financial Inc.	62,859	858,654
PNC Financial Services Group Inc. (The)	62,268	8,936,703
Regions Financial Corp	140,265	2,385,908
Signature Bank/New York NY	7,918	1,307,974
SVB Financial Group(a)	7,582	3,319,248
Truist Financial Corp.	197,694	9,485,358
Umpqua Holdings Corp	32,072	465,365
Zions BanCorp.NA	23,844	1,052,474
		42,048,354
Beverages — 2.3%
Coca-Cola Co. (The)	598,787	28,831,594
Keurig Dr Pepper Inc.	82,794	2,632,849
PepsiCo Inc.	203,175	27,747,610
		59,212,053
Biotechnology — 3.0%
AbbVie	258,968	26,539,041
Amgen Inc.	85,942	20,748,977
Biogen Inc.(a)	23,182	6,551,465
BioMarin Pharmaceutical Inc.(a)	26,646	2,205,756
Gilead Sciences Inc.	183,970	12,068,432
Vertex Pharmaceuticals Inc.(a)	38,174	8,744,900
		76,858,571
Building Products — 0.8%
A O Smith Corp.	19,686	1,068,950

Security	Shares	Value
Building Products (continued)
Allegion PLC.	13,511	$1,445,812
Builders FirstSource Inc.(a)	28,540	1,091,655
Fortune Brands Home & Security Inc.	20,371	1,756,999
Johnson Controls International PLC	109,441	5,452,351
Lennox International Inc.	5,058	1,393,428
Masco Corp.	38,471	2,089,360
Owens Corning	15,686	1,217,233
Trane Technologies PLC	35,109	5,032,875
		20,548,663
Capital Markets — 3.4%
Ameriprise Financial Inc.	17,691	3,500,518
Bank of New York Mellon Corp. (The)	117,273	4,670,984
BlackRock Inc.(b)	22,374	15,689,991
Charles Schwab Corp. (The)	224,342	11,562,587
CME Group Inc.	52,610	9,561,341
FactSet Research Systems Inc.	5,603	1,694,011
Franklin Resources Inc.	43,109	1,133,336
Intercontinental Exchange Inc.	79,643	8,788,605
Invesco Ltd.	57,672	1,187,466
Moody’s Corp.	24,809	6,605,644
Northern Trust Corp.	28,892	2,576,878
S&P Global Inc.	35,362	11,209,754
State Street Corp.	51,621	3,613,470
T Rowe Price Group Inc.	33,390	5,224,867
		87,019,452
Chemicals — 2.1%
Air Products & Chemicals Inc.	32,402	8,643,557
Albemarle Corp.	15,557	2,530,502
Axalta Coating Systems Ltd.(a)	31,348	846,083
Ecolab Inc.	37,666	7,703,074
HB Fuller Co.	7,751	394,448
International Flavors & Fragrances Inc.(c)	12,439	1,397,895
Linde PLC	77,089	18,917,641
Minerals Technologies Inc.	5,043	310,800
Mosaic Co. (The)	52,842	1,371,778
PPG Industries Inc.	34,710	4,675,784
Sherwin-Williams Co. (The)	12,023	8,317,511
		55,109,073
Commercial Services & Supplies — 0.2%
ACCO Brands Corp.	12,362	100,009
Copart Inc.(a)	30,967	3,398,628
Deluxe Corp.	6,596	223,538
HNI Corp.	6,535	210,819
Interface Inc.	9,255	92,920
Knoll Inc.	7,785	116,464
Steelcase Inc., Class A	11,613	150,156
Tetra Tech Inc.	8,001	972,682
		5,265,216
Communications Equipment — 1.3%
Cisco Systems Inc.	619,567	27,620,297
CommScope Holding Co. Inc.(a)	29,495	433,282
F5 Networks Inc.(a)	8,989	1,761,395
Motorola Solutions Inc.	24,964	4,182,718
Plantronics Inc.	5,170	163,992
		34,161,684
Construction & Engineering — 0.1%
EMCOR Group Inc.	7,947	701,720
Granite Construction Inc.	7,144	211,534

Schedule of Investments (unaudited) (continued)	iShares® MSCI KLD 400 Social ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
Construction & Engineering (continued)
Quanta Services Inc.	20,382	$1,436,320
		2,349,574
Consumer Finance — 0.5%
Ally Financial Inc.	54,735	2,071,173
American Express Co.	100,424	11,675,294
		13,746,467
Containers & Packaging — 0.4%
Amcor PLC	230,707	2,523,935
Avery Dennison Corp.	12,179	1,837,446
Ball Corp.	48,005	4,225,400
Sealed Air Corp.	22,939	969,631
Sonoco Products Co.	14,934	864,828
		10,421,240
Distributors — 0.1%
LKQ Corp.(a)	42,441	1,489,255
Pool Corp.	5,846	2,070,536
		3,559,791
Diversified Financial Services — 0.1%
Equitable Holdings Inc.	59,067	1,463,680
Voya Financial Inc.	18,670	1,035,438
		2,499,118
Diversified Telecommunication Services — 1.4%
Liberty Global PLC, Class A(a)	24,056	580,712
Liberty Global PLC, Class C, NVS(a)	55,727	1,346,364
Lumen Technologies Inc.	137,325	1,700,084
Verizon Communications Inc.	607,206	33,244,528
		36,871,688
Electric Utilities — 0.5%
Alliant Energy Corp.	36,406	1,771,152
Eversource Energy	50,401	4,410,087
FirstEnergy Corp.	79,360	2,441,114
OGE Energy Corp.	29,626	904,186
PPL Corp.	112,900	3,123,943
		12,650,482
Electrical Equipment — 0.5%
Acuity Brands Inc.	5,741	690,298
Eaton Corp. PLC	58,633	6,901,104
Rockwell Automation Inc.	16,998	4,224,513
Sensata Technologies Holding PLC(a)	22,872	1,246,524
		13,062,439
Electronic Equipment, Instruments & Components — 0.9%
Cognex Corp.	25,537	2,097,354
Corning Inc.	111,664	4,005,388
Flex Ltd.(a)	74,233	1,309,470
Itron Inc.(a)	5,747	494,357
Keysight Technologies Inc.(a)	27,550	3,900,805
TE Connectivity Ltd.	48,335	5,819,534
Trimble Inc.(a)	36,908	2,432,606
Zebra Technologies Corp., Class A(a)	7,805	3,027,013
		23,086,527
Energy Equipment & Services — 0.3%
Baker Hughes Co	96,848	1,945,676
Core Laboratories NV	6,789	223,901
NOV Inc.	56,055	693,961
Schlumberger Ltd	203,307	4,515,449
TechnipFMC PLC	63,693	680,878
		8,059,865
Security	Shares	Value
Entertainment — 2.0%
Electronic Arts Inc.	42,419	$6,074,401
Walt Disney Co. (The)(a)	265,162	44,592,293
		50,666,694
Equity Real Estate Investment Trusts (REITs) — 2.8%
American Tower Corp.	65,089	14,798,635
AvalonBay Communities Inc.	20,717	3,390,751
Boston Properties Inc.	21,798	1,989,504
Corporate Office Properties Trust	16,128	423,683
Digital Realty Trust Inc.	39,533	5,690,775
Duke Realty Corp.	54,590	2,159,580
Equinix Inc.	12,989	9,611,340
Equity Residential	54,773	3,376,208
Federal Realty Investment Trust	10,643	931,901
Healthpeak Properties Inc.	78,852	2,337,962
Host Hotels & Resorts Inc.	102,888	1,394,132
Iron Mountain Inc.	42,507	1,431,211
Macerich Co. (The)(c)	15,159	237,996
PotlatchDeltic Corp.	9,835	469,720
Prologis Inc.	108,402	11,187,086
SBA Communications Corp.	16,389	4,403,233
Simon Property Group Inc.	47,825	4,444,377
UDR Inc.	43,006	1,653,581
Weyerhaeuser Co	109,585	3,417,956
		73,349,631
Food & Staples Retailing — 0.4%
Kroger Co. (The)	114,426	3,947,697
Sysco Corp.	70,870	5,067,914
United Natural Foods Inc.(a)	8,353	226,199
		9,241,810
Food Products — 1.6%
Archer-Daniels-Midland Co	81,519	4,076,765
Bunge Ltd.	20,538	1,344,007
Campbell Soup Co	26,835	1,291,032
Darling Ingredients Inc.(a)	23,723	1,471,063
General Mills Inc.	89,660	5,209,246
Hain Celestial Group Inc. (The)(a)	11,701	486,586
Hormel Foods Corp.	43,596	2,042,909
Ingredion Inc.	9,981	753,266
JM Smucker Co. (The)	16,667	1,940,205
Kellogg Co	37,591	2,215,614
Kraft Heinz Co. (The)	98,762	3,309,515
Lamb Weston Holdings Inc.	21,286	1,590,064
McCormick & Co. Inc./MD, NVS	36,336	3,253,525
Mondelez International Inc., Class A	209,593	11,619,836
		40,603,633
Gas Utilities — 0.1%
Atmos Energy Corp.	18,128	1,613,392
New Jersey Resources Corp.	14,165	495,917
Northwest Natural Holding Co.	4,433	207,065
UGI Corp.	30,818	1,109,140
		3,425,514
Health Care Equipment & Supplies — 2.2%
ABIOMED Inc.(a)	6,570	2,288,002
Align Technology Inc.(a)	10,957	5,756,589
Becton Dickinson and Co.	42,529	11,133,667
Cooper Companies Inc. (The)	7,828	2,849,705
DENTSPLY SIRONA Inc.	31,881	1,705,315
DexCom Inc.(a)	14,083	5,279,012
Edwards Lifesciences Corp.(a)	91,172	7,528,984

Schedule of Investments (unaudited) (continued)	iShares® MSCI KLD 400 Social ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Hologic Inc.(a)	37,896	$3,021,448
IDEXX Laboratories Inc.(a)	12,472	5,970,097
ResMed Inc.	21,307	4,294,852
Varian Medical Systems Inc.(a)	13,438	2,359,310
West Pharmaceutical Services Inc.	10,864	3,253,659
		55,440,640
Health Care Providers & Services — 1.7%
AmerisourceBergen Corp.	22,587	2,353,565
Cardinal Health Inc.	42,789	2,299,053
Centene Corp.(a)	84,824	5,114,887
Cigna Corp.	53,881	11,694,871
DaVita Inc.(a)	11,785	1,383,206
HCA Healthcare Inc.	39,703	6,450,944
Henry Schein Inc.(a)	20,840	1,372,314
Humana Inc.	19,394	7,430,035
Laboratory Corp. of America Holdings(a)	14,292	3,271,582
MEDNAX Inc.(a)	12,748	347,638
Patterson Companies Inc.	12,332	390,678
Quest Diagnostics Inc.	19,766	2,552,779
Select Medical Holdings Corp.(a)	15,682	403,027
		45,064,579
Health Care Technology — 0.3%
Cerner Corp.	44,732	3,583,480
Teladoc Health Inc.(a)	16,749	4,418,889
		8,002,369
Hotels, Restaurants & Leisure — 2.2%
Aramark	33,632	1,153,241
Choice Hotels International Inc.	5,220	525,341
Darden Restaurants Inc.	19,052	2,226,988
Domino’s Pizza Inc.	5,797	2,149,296
Hilton Worldwide Holdings Inc.	40,601	4,116,535
Jack in the Box Inc.	3,225	303,602
Marriott International Inc./MD, Class A	40,359	4,694,155
McDonald’s Corp.	109,186	22,693,218
Royal Caribbean Cruises Ltd	26,841	1,744,665
Starbucks Corp.	171,537	16,606,497
Vail Resorts Inc.	5,863	1,559,324
		57,772,862
Household Durables — 0.3%
Ethan Allen Interiors Inc.	3,605	85,258
Garmin Ltd	20,972	2,408,844
La-Z-Boy Inc.	6,556	253,848
Meritage Homes Corp.(a)	5,484	440,146
Mohawk Industries Inc.(a)	8,814	1,265,690
Newell Brands Inc.	59,271	1,423,690
Whirlpool Corp.	9,175	1,698,201
		7,575,677
Household Products — 2.6%
Clorox Co. (The)	18,525	3,880,247
Colgate-Palmolive Co	119,507	9,321,546
Kimberly-Clark Corp.	50,085	6,616,228
Procter & Gamble Co. (The)	365,320	46,837,677
		66,655,698
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	97,166	2,369,879
Ormat Technologies Inc.(c)	5,840	666,694
		3,036,573
Security	Shares	Value
Industrial Conglomerates — 0.8%
3M Co	84,523	$14,847,310
Roper Technologies Inc.	15,390	6,046,885
		20,894,195
Insurance — 2.1%
Allstate Corp. (The)	45,938	4,923,635
Arthur J Gallagher & Co.	28,120	3,245,329
Chubb Ltd.	66,225	9,646,996
Hartford Financial Services Group Inc. (The)	52,543	2,523,115
Lincoln National Corp.	28,213	1,283,409
Loews Corp.	36,919	1,672,062
Marsh & McLennan Companies Inc.	74,282	8,164,335
Principal Financial Group Inc.	40,218	1,981,541
Progressive Corp. (The)	85,834	7,483,866
Prudential Financial Inc.	57,998	4,540,083
Travelers Companies Inc. (The)	37,241	5,075,948
Willis Towers Watson PLC	18,954	3,846,525
		54,386,844
Interactive Media & Services — 9.8%
Alphabet Inc., Class A(a)	44,093	80,573,784
Alphabet Inc., Class C, NVS(a)	44,063	80,888,212
Facebook Inc., Class A(a)	352,797	91,138,049
		252,600,045
Internet & Direct Marketing Retail — 0.5%
Booking Holdings Inc.(a)	6,010	11,685,423
IT Services — 7.3%
Accenture PLC, Class A	93,354	22,584,200
Automatic Data Processing Inc.	63,090	10,417,421
Cognizant Technology Solutions Corp., Class A	79,702	6,212,771
International Business Machines Corp.	130,683	15,565,652
Mastercard Inc., Class A	131,076	41,458,028
Okta Inc.(a)	17,643	4,569,713
PayPal Holdings Inc.(a)	163,676	38,350,923
Visa Inc., Class A	247,401	47,810,243
Western Union Co. (The)	60,091	1,338,227
		188,307,178
Leisure Products — 0.1%
Callaway Golf Co.	13,429	374,535
Hasbro Inc.	18,980	1,780,704
Mattel Inc.(a)	50,826	920,967
		3,076,206
Life Sciences Tools & Services — 1.1%
Agilent Technologies Inc.	45,204	5,432,165
Bio-Techne Corp.	5,614	1,824,045
Illumina Inc.(a)	21,399	9,125,389
IQVIA Holdings Inc.(a)	28,134	5,002,225
Mettler-Toledo International Inc.(a)	3,516	4,107,040
Waters Corp.(a)	9,077	2,402,409
		27,893,273
Machinery — 2.8%
AGCO Corp.	9,256	1,026,490
Caterpillar Inc.	79,459	14,528,284
Cummins Inc.	21,724	5,092,540
Deere & Co.	43,684	12,615,939
Dover Corp.	21,175	2,466,676
Flowserve Corp.	18,796	668,386
Fortive Corp.	44,456	2,937,652
Graco Inc.	24,374	1,680,344
Illinois Tool Works Inc.	46,381	9,007,654

Schedule of Investments (unaudited) (continued)	iShares® MSCI KLD 400 Social ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
Machinery (continued)
Lincoln Electric Holdings Inc.	8,209	$939,930
Meritor Inc.(a)	10,459	269,947
Middleby Corp. (The)(a)	8,073	1,095,668
PACCAR Inc.	50,715	4,626,222
Parker-Hannifin Corp.	18,902	5,001,658
Snap-on Inc.	7,547	1,358,385
Stanley Black & Decker Inc.	23,485	4,074,413
Tennant Co.	2,618	177,370
Timken Co. (The)	9,782	740,106
Westinghouse Air Brake Technologies Corp.	26,625	1,975,841
Xylem Inc./NY	26,433	2,553,163
		72,836,668
Media — 0.2%
Discovery Inc., Class A(a)(c)	23,116	957,465
Discovery Inc., Class C, NVS(a)	47,839	1,675,800
John Wiley & Sons Inc., Class A	6,582	300,205
New York Times Co. (The), Class A	20,810	1,031,968
Omnicom Group Inc.	31,643	1,973,890
Scholastic Corp., NVS	4,495	115,836
		6,055,164
Metals & Mining — 0.4%
Compass Minerals International Inc.	5,172	301,321
Newmont Corp.	118,037	7,035,005
Nucor Corp.	44,270	2,157,277
Schnitzer Steel Industries Inc., Class A	3,770	111,290
		9,604,893
Multi-Utilities — 0.8%
Avista Corp.	10,085	377,986
CenterPoint Energy Inc.	80,138	1,690,111
CMS Energy Corp.	41,997	2,388,789
Consolidated Edison Inc.	49,172	3,480,394
MDU Resources Group Inc.	29,229	768,430
NiSource Inc.	56,549	1,252,560
Sempra Energy	42,349	5,241,112
WEC Energy Group Inc.	46,255	4,112,070
		19,311,452
Multiline Retail — 0.1%
Kohl’s Corp.	23,002	1,013,468
Nordstrom Inc.	15,838	561,457
		1,574,925
Oil, Gas & Consumable Fuels — 1.4%
Apache Corp.	55,273	789,298
Cheniere Energy Inc.(a)	33,435	2,117,439
ConocoPhillips	199,772	7,996,873
Devon Energy Corp.	88,729	1,460,479
EQT Corp.	37,620	613,582
Hess Corp.	40,716	2,197,850
Marathon Oil Corp.	117,113	847,898
Marathon Petroleum Corp.	95,588	4,125,578
Occidental Petroleum Corp.	136,814	2,744,489
ONEOK Inc.	64,881	2,584,210
Phillips 66	64,051	4,342,658
Pioneer Natural Resources Co.	30,120	3,641,508
Southwestern Energy Co.(a)	99,483	375,051
Valero Energy Corp.	59,849	3,377,279
		37,214,192
Paper & Forest Products — 0.0%
Domtar Corp.	7,863	235,654
Security	Shares	Value
Personal Products — 0.3%
Estee Lauder Companies Inc. (The), Class A	32,957	$7,799,274
Pharmaceuticals — 2.4%
Bristol-Myers Squibb Co.	330,734	20,316,990
Jazz Pharmaceuticals PLC(a)	8,145	1,266,548
Merck & Co. Inc.	371,134	28,603,297
Zoetis Inc.	69,720	10,754,310
		60,941,145
Professional Services — 0.4%
ASGN Inc.(a)	7,726	640,563
Exponent Inc.	7,458	615,881
Heidrick & Struggles International Inc.	2,523	73,571
ICF International Inc.	2,699	208,174
IHS Markit Ltd.	55,448	4,828,412
Kelly Services Inc., Class A, NVS	4,865	94,965
ManpowerGroup Inc.	8,650	765,006
Resources Connection Inc.	5,030	58,046
Robert Half International Inc.	16,678	1,125,765
TransUnion	27,970	2,434,509
TrueBlue Inc.(a)	4,956	92,132
		10,937,024
Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	49,184	2,999,240
Jones Lang LaSalle Inc.(a)	7,566	1,106,225
Realogy Holdings Corp.(a)	16,068	228,166
		4,333,631
Road & Rail — 1.7%
AMERCO	1,453	671,925
ArcBest Corp.	3,968	183,917
Avis Budget Group Inc.(a)	7,870	325,346
CSX Corp.	112,248	9,625,827
Kansas City Southern	13,877	2,812,452
Norfolk Southern Corp.	37,415	8,853,137
Ryder System Inc.	7,707	482,381
Union Pacific Corp.	99,609	19,669,789
		42,624,774
Semiconductors & Semiconductor Equipment — 6.2%
Advanced Micro Devices Inc.(a)	172,279	14,753,974
Analog Devices Inc.	54,172	7,981,161
Applied Materials Inc.	134,011	12,956,183
Intel Corp.	624,073	34,642,292
Lam Research Corp.	21,370	10,342,012
Microchip Technology Inc.	36,951	5,029,401
NVIDIA Corp.	90,537	47,042,120
ON Semiconductor Corp.(a)	60,429	2,084,196
Skyworks Solutions Inc.	24,520	4,150,010
Texas Instruments Inc.	134,405	22,269,564
		161,250,913
Software — 15.4%
Adobe Inc.(a)	70,383	32,289,609
ANSYS Inc.(a)	12,608	4,467,897
Autodesk Inc.(a)	32,148	8,918,820
Cadence Design Systems Inc.(a)	40,999	5,345,860
Citrix Systems Inc.	17,211	2,294,398
Fortinet Inc.(a)	20,143	2,915,699
Intuit Inc.	38,268	13,823,550
Microsoft Corp.	1,054,934	244,702,491
NortonLifeLock Inc.	82,607	1,740,529
Oracle Corp.	292,697	17,687,680

Schedule of Investments (unaudited) (continued)	iShares® MSCI KLD 400 Social ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
Software (continued)
Paycom Software Inc.(a)	7,318	$2,778,937
salesforce.com Inc.(a)	133,532	30,119,478
ServiceNow Inc.(a)	28,143	15,286,152
Slack Technologies Inc., Class A(a)	56,709	2,391,418
Splunk Inc.(a)	23,367	3,856,256
Teradata Corp.(a)	16,341	439,573
VMware Inc., Class A(a)	12,230	1,685,905
Workday Inc., Class A(a)	25,917	5,896,895
		396,641,147
Specialty Retail — 3.0%
AutoNation Inc.(a)	8,276	589,913
Best Buy Co. Inc.	34,048	3,705,104
Buckle Inc. (The)	4,656	183,074
CarMax Inc.(a)	23,986	2,825,071
Foot Locker Inc.	14,587	639,202
GameStop Corp., Class A(a)(c)	8,788	2,856,100
Gap Inc. (The)(a)	32,464	657,396
Home Depot Inc. (The)	157,954	42,777,102
Lowe’s Companies Inc.	110,895	18,502,831
ODP Corp. (The)	7,665	327,219
Signet Jewelers Ltd	7,879	320,045
Tractor Supply Co	17,119	2,426,447
Ulta Beauty Inc.(a)	7,814	2,186,045
		77,995,549
Technology Hardware, Storage & Peripherals — 0.4%
Dell Technologies Inc., Class C(a)	35,454	2,584,242
Hewlett Packard Enterprise Co.	189,156	2,334,185
HP Inc.	209,920	5,109,453
Xerox Holdings Corp.	26,823	564,088
		10,591,968
Textiles, Apparel & Luxury Goods — 1.3%
Capri Holdings Ltd.(a)	21,038	876,443
Columbia Sportswear Co.	4,401	384,911
Deckers Outdoor Corp.(a)	4,122	1,203,542
Hanesbrands Inc.	51,520	787,741
Nike Inc., Class B	182,666	24,402,351
PVH Corp.	10,509	895,997
Under Armour Inc., Class A(a)	27,261	477,067
Under Armour Inc., Class C, NVS(a)	29,509	441,750
VF Corp.	48,633	3,738,419
Wolverine World Wide Inc.	12,258	351,069
		33,559,290
Security	Shares	Value
Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp. Inc.	68,774	$719,376
Trading Companies & Distributors — 0.4%
Air Lease Corp.	15,578	617,356
Applied Industrial Technologies Inc.	5,555	391,016
Fastenal Co.	84,020	3,830,472
H&E Equipment Services Inc.	4,840	133,003
United Rentals Inc.(a)	10,550	2,563,756
WW Grainger Inc.	6,685	2,435,947
		9,971,550
Water Utilities — 0.2%
American Water Works Co. Inc.	26,654	4,238,519
Essential Utilities Inc.	33,946	1,571,700
		5,810,219
Total Common Stocks — 99.7%
(Cost: $1,816,776,941)		2,574,305,330

Short-Term Investments
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,0.14%(b)(d)(e)	3,982,353	3,984,742
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(d)	5,790,000	5,790,000
		9,774,742
Total Short-Term Investments — 0.4%
(Cost: $9,771,778)		9,774,742
Total Investments in Securities — 100.1%
(Cost: $1,826,548,719)		2,584,080,072
Other Assets, Less Liabilities — (0.1)%		(1,905,740)
Net Assets — 100.0%		$2,582,174,332

(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	All or a portion of this security is on loan.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI KLD 400 Social ETF
January 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$17,130,304	$—		$(13,140,464	)(a)	$18,081	$(23,179)	$3,984,742	3,982,353	$74,307	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,660,000	3,130,000	(a)	—		—	—	5,790,000	5,790,000	3,133		—
BlackRock Inc.	7,853,412	4,711,986		(1,041,165)		372,787	3,792,971	15,689,991	22,374	230,244		—
						$390,868	$3,769,792	$25,464,733		$307,684		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts S&P 500 E-Mini Index	41	03/19/21	$7,596	$(7,150)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,574,305,330	$—	$—	$2,574,305,330
Money Market Funds	9,774,742	—	—	9,774,742
	$2,584,080,072	$—	$—	$2,584,080,072
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(7,150)	$—	$—	$(7,150)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares